Income Taxes - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018	Dec. 31, 2020 USD ($)
Income Tax [Line Items]
Statutory income tax rate	25.00%	25.00%	25.00%	25.00%
Enterprise income tax rate	25.00%	25.00%
Net operating loss carry forwards	¥ 94,886,663		¥ 69,462,422		$ 14,542,017
Operating losses expiration beginning year	2021	2021
Operating losses expiration ending year	2025	2025
Undistributed earnings from foreign subsidiaries	¥ 9,449,000,000	$ 1,448,000,000
Maximum [Member]
Income Tax [Line Items]
PRC tax authority to conduct examinations, term	5 years	5 years
Variable Interest Entity, Subsidiaries [Member]
Income Tax [Line Items]
Statutory income tax rate	25.00%	25.00%
Variable Interest Entity, Subsidiaries in Ganzhou [Member]
Income Tax [Line Items]
Statutory income tax rate	15.00%	15.00%
QD Data Limited ("Qudian HK") [Member]
Income Tax [Line Items]
Statutory income tax rate	16.50%	16.50%
PRC Subsidiaries [Member]
Income Tax [Line Items]
Percentage of withholding tax for dividends, interest, rent and royalties payment	10.00%	10.00%
High and New Technology Enterprise [Member] | Qufenqi Beijing Information Technology Co Ltd [Member]
Income Tax [Line Items]
Statutory income tax rate	15.00%	15.00%
High and New Technology Enterprise [Member] | Xiamen Qudian Technology Company Limited [Member]
Income Tax [Line Items]
Statutory income tax rate	15.00%	15.00%